JPMorgan Corporate Bond Research Enhanced ETF
Schedule of Portfolio Investments as of May 31, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.
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© J.P. Morgan Chase & Co., 2022.

JPMorgan Corporate Bond Research Enhanced ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 98.9%
Aerospace & Defense — 4.4%
BAE Systems plc (United Kingdom) 3.40%, 4/15/2030 (a)	35,000	32,684
Boeing Co. (The)
4.51%, 5/1/2023	190,000	191,720
4.88%, 5/1/2025	189,000	191,258
5.04%, 5/1/2027	181,000	181,857
5.15%, 5/1/2030	126,000	125,268
3.60%, 5/1/2034	159,000	132,477
5.71%, 5/1/2040	105,000	103,458
3.75%, 2/1/2050	30,000	22,194
L3Harris Technologies, Inc. 4.40%, 6/15/2028	174,000	174,619
Leidos, Inc.
4.38%, 5/15/2030	238,000	231,248
2.30%, 2/15/2031	140,000	116,172
Northrop Grumman Corp.
3.25%, 1/15/2028	90,000	87,212
4.03%, 10/15/2047	41,000	37,961
Precision Castparts Corp. 3.25%, 6/15/2025	24,000	24,088
Raytheon Technologies Corp.
3.50%, 3/15/2027	63,000	62,517
3.13%, 5/4/2027	146,000	142,298
4.45%, 11/16/2038	107,000	105,723
3.75%, 11/1/2046	88,000	78,039
2.82%, 9/1/2051	60,000	44,945
		2,085,738
Air Freight & Logistics — 0.5%
FedEx Corp.
2.40%, 5/15/2031	60,000	51,880
3.25%, 5/15/2041	160,000	128,440
4.05%, 2/15/2048	90,000	77,717
		258,037
Auto Components — 0.4%
Lear Corp. 3.80%, 9/15/2027	190,000	184,724
Automobiles — 0.7%
General Motors Co. 6.13%, 10/1/2025	314,000	332,370
Banks — 16.4%
Bank of America Corp.
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (b)	527,000	526,865
(ICE LIBOR USD 3 Month + 0.78%), 3.55%, 3/5/2024 (b)	146,000	146,577
(ICE LIBOR USD 3 Month + 0.87%), 2.46%, 10/22/2025 (b)	30,000	29,060
(SOFR + 1.15%), 1.32%, 6/19/2026 (b)	60,000	55,362
(ICE LIBOR USD 3 Month + 1.06%), 3.56%, 4/23/2027 (b)	154,000	151,313
(ICE LIBOR USD 3 Month + 1.58%), 3.82%, 1/20/2028 (b)	146,000	143,572
(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028 (b)	275,000	262,837
(ICE LIBOR USD 3 Month + 0.99%), 2.50%, 2/13/2031 (b)	237,000	208,810
(SOFR + 1.32%), 2.69%, 4/22/2032 (b)	60,000	52,290
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.20%), 2.48%, 9/21/2036 (b)	53,000	42,910

JPMorgan Corporate Bond Research Enhanced ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(ICE LIBOR USD 3 Month + 1.81%), 4.24%, 4/24/2038 (b)	156,000	151,038
(SOFR + 1.93%), 2.68%, 6/19/2041 (b)	50,000	38,532
(SOFR + 1.58%), 3.31%, 4/22/2042 (b)	70,000	58,764
(ICE LIBOR USD 3 Month + 1.19%), 3.95%, 1/23/2049 (b)	50,000	45,019
(ICE LIBOR USD 3 Month + 3.15%), 4.08%, 3/20/2051 (b)	78,000	71,655
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 0.90%), 3.35%, 4/24/2025 (b)	428,000	425,124
(SOFR + 2.84%), 3.11%, 4/8/2026 (b)	78,000	76,139
3.20%, 10/21/2026	297,000	287,870
(ICE LIBOR USD 3 Month + 1.39%), 3.67%, 7/24/2028 (b)	76,000	73,751
(SOFR + 1.15%), 2.67%, 1/29/2031 (b)	107,000	94,122
(SOFR + 3.91%), 4.41%, 3/31/2031 (b)	156,000	154,136
(ICE LIBOR USD 3 Month + 1.17%), 3.88%, 1/24/2039 (b)	87,000	79,377
4.65%, 7/23/2048	78,000	77,800
Citizens Financial Group, Inc.
4.30%, 12/3/2025	160,000	161,037
3.25%, 4/30/2030	150,000	137,042
HSBC Holdings plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.61%), 3.97%, 5/22/2030 (b)	200,000	189,918
6.10%, 1/14/2042	75,000	84,650
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.76%, 7/26/2023	228,000	230,337
3.68%, 2/22/2027	31,000	30,479
3.96%, 3/2/2028	119,000	117,179
3.74%, 3/7/2029	231,000	221,686
NatWest Group plc (United Kingdom)
6.13%, 12/15/2022	50,000	50,790
5.13%, 5/28/2024	351,000	356,721
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.64%, 6/14/2027 (b)	228,000	204,606
PNC Financial Services Group, Inc. (The)
3.90%, 4/29/2024	13,000	13,184
2.60%, 7/23/2026	253,000	243,866
3.15%, 5/19/2027	23,000	22,319
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.63%, 7/14/2026	238,000	225,394
3.36%, 7/12/2027	77,000	74,210
2.93%, 9/17/2041	200,000	152,653
Toronto-Dominion Bank (The) (Canada) 2.45%, 1/12/2032	200,000	171,856
Truist Financial Corp. 1.13%, 8/3/2027	90,000	78,954
US Bancorp Series V, 2.38%, 7/22/2026	129,000	123,255
Wells Fargo & Co.
3.75%, 1/24/2024	146,000	147,951
(SOFR + 1.09%), 2.41%, 10/30/2025 (b)	88,000	85,314
(SOFR + 2.00%), 2.19%, 4/30/2026 (b)	107,000	101,758
3.00%, 10/23/2026	188,000	181,293
4.30%, 7/22/2027	88,000	88,458
(ICE LIBOR USD 3 Month + 1.31%), 3.58%, 5/22/2028 (b)	276,000	268,471
(SOFR + 1.43%), 2.88%, 10/30/2030 (b)	202,000	183,788

JPMorgan Corporate Bond Research Enhanced ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
3.90%, 5/1/2045	117,000	106,881
4.75%, 12/7/2046	68,000	66,199
Westpac Banking Corp. (Australia)
2.85%, 5/13/2026	111,000	107,832
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.35%), 2.89%, 2/4/2030 (b)	100,000	95,723
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 4.11%, 7/24/2034 (b)	107,000	100,314
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.53%), 3.02%, 11/18/2036 (b)	103,000	84,929
2.96%, 11/16/2040	71,000	53,133
		7,815,103
Beverages — 2.7%
Anheuser-Busch Cos. LLC (Belgium)
3.65%, 2/1/2026	51,000	51,072
4.70%, 2/1/2036	77,000	77,939
4.90%, 2/1/2046	160,000	159,551
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.00%, 4/13/2028	49,000	49,447
4.90%, 1/23/2031	34,000	35,909
4.60%, 4/15/2048	213,000	202,669
4.44%, 10/6/2048	39,000	36,243
Coca-Cola Co. (The)
1.75%, 9/6/2024	217,000	214,219
2.88%, 5/5/2041	78,000	66,508
2.60%, 6/1/2050	106,000	81,397
2.75%, 6/1/2060	59,000	43,985
Constellation Brands, Inc. 3.15%, 8/1/2029	66,000	60,549
Keurig Dr Pepper, Inc. 3.80%, 5/1/2050	20,000	16,802
Molson Coors Beverage Co. 4.20%, 7/15/2046	30,000	26,186
PepsiCo, Inc.
2.75%, 3/19/2030	107,000	100,756
3.50%, 3/19/2040	66,000	61,176
		1,284,408
Biotechnology — 2.9%
AbbVie, Inc.
2.90%, 11/6/2022	105,000	105,210
3.60%, 5/14/2025	68,000	68,457
2.95%, 11/21/2026	122,000	118,578
4.25%, 11/14/2028	192,000	194,732
4.05%, 11/21/2039	161,000	149,816
4.70%, 5/14/2045	68,000	67,436
4.25%, 11/21/2049	73,000	68,334
Amgen, Inc.
2.20%, 2/21/2027	68,000	63,912
2.45%, 2/21/2030	63,000	56,472
3.15%, 2/21/2040	40,000	32,947
4.40%, 5/1/2045	20,000	19,071
3.38%, 2/21/2050	20,000	16,046
4.40%, 2/22/2062	138,000	125,503

JPMorgan Corporate Bond Research Enhanced ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Biotechnology — continued
Biogen, Inc. 3.15%, 5/1/2050	80,000	57,960
Gilead Sciences, Inc.
3.65%, 3/1/2026	58,000	58,027
4.15%, 3/1/2047	47,000	43,176
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	140,000	115,777
		1,361,454
Building Products — 0.0% ^
Carrier Global Corp. 3.58%, 4/5/2050	20,000	16,021
Capital Markets — 6.1%
Charles Schwab Corp. (The) 1.95%, 12/1/2031	146,000	121,426
CME Group, Inc. 3.00%, 3/15/2025	109,000	108,647
Credit Suisse Group AG (Switzerland) (ICE LIBOR USD 3 Month + 1.24%), 4.21%, 6/12/2024 (a) (b)	250,000	250,615
Goldman Sachs Group, Inc. (The)
1.22%, 12/6/2023	58,000	56,672
4.00%, 3/3/2024	242,000	245,923
3.50%, 4/1/2025	130,000	129,825
3.85%, 1/26/2027	91,000	90,208
(ICE LIBOR USD 3 Month + 1.30%), 4.22%, 5/1/2029 (b)	249,000	247,297
3.80%, 3/15/2030	226,000	215,743
(SOFR + 1.25%), 2.38%, 7/21/2032 (b)	53,000	44,525
(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038 (b)	287,000	269,798
Intercontinental Exchange, Inc. 5.20%, 6/15/2062	209,000	212,526
Morgan Stanley
(SOFR + 1.99%), 2.19%, 4/28/2026 (b)	128,000	122,285
3.63%, 1/20/2027	88,000	87,019
(ICE LIBOR USD 3 Month + 1.14%), 3.77%, 1/24/2029 (b)	205,000	199,803
(SOFR + 1.14%), 2.70%, 1/22/2031 (b)	117,000	104,950
(SOFR + 3.12%), 3.62%, 4/1/2031 (b)	78,000	74,296
(SOFR + 1.36%), 2.48%, 9/16/2036 (b)	70,000	56,463
(ICE LIBOR USD 3 Month + 1.46%), 3.97%, 7/22/2038 (b)	146,000	139,041
4.30%, 1/27/2045	29,000	27,338
(SOFR + 1.43%), 2.80%, 1/25/2052 (b)	102,000	75,500
		2,879,900
Chemicals — 1.7%
Air Products and Chemicals, Inc. 2.80%, 5/15/2050	40,000	30,861
Ecolab, Inc. 2.70%, 12/15/2051	200,000	150,633
Huntsman International LLC 4.50%, 5/1/2029	78,000	77,485
International Flavors & Fragrances, Inc. 5.00%, 9/26/2048	30,000	29,500
LYB International Finance III LLC
3.38%, 10/1/2040	160,000	131,285
3.63%, 4/1/2051	86,000	69,324
Sherwin-Williams Co. (The)
3.45%, 6/1/2027	76,000	74,366
2.95%, 8/15/2029	254,000	234,200
		797,654

JPMorgan Corporate Bond Research Enhanced ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Construction & Engineering — 0.3%
Quanta Services, Inc.
2.90%, 10/1/2030	50,000	43,398
2.35%, 1/15/2032	120,000	97,138
		140,536
Construction Materials — 0.3%
Martin Marietta Materials, Inc. 3.20%, 7/15/2051	168,000	124,942
Consumer Finance — 2.9%
AerCap Ireland Capital DAC (Ireland)
6.50%, 7/15/2025	450,000	469,710
3.85%, 10/29/2041	165,000	128,871
American Express Co. 0.75%, 11/3/2023	240,000	233,707
Capital One Financial Corp. 3.30%, 10/30/2024	182,000	180,796
General Motors Financial Co., Inc.
5.10%, 1/17/2024	50,000	51,209
3.95%, 4/13/2024	50,000	50,332
4.35%, 1/17/2027	86,000	84,601
John Deere Capital Corp. 2.80%, 7/18/2029	200,000	188,526
		1,387,752
Diversified Financial Services — 1.7%
Berkshire Hathaway, Inc. 3.13%, 3/15/2026	362,000	362,003
Equitable Holdings, Inc. 4.35%, 4/20/2028	120,000	120,347
Shell International Finance BV (Netherlands)
3.25%, 5/11/2025	31,000	31,167
4.13%, 5/11/2035	243,000	241,719
4.38%, 5/11/2045	43,000	42,785
4.00%, 5/10/2046	29,000	27,226
		825,247
Diversified Telecommunication Services — 2.7%
AT&T, Inc.
4.30%, 2/15/2030	182,000	183,502
2.25%, 2/1/2032	222,000	187,699
4.50%, 5/15/2035	124,000	123,814
4.50%, 3/9/2048	136,000	128,737
3.50%, 9/15/2053	155,000	124,964
3.55%, 9/15/2055	60,000	48,041
3.65%, 9/15/2059	30,000	24,017
Verizon Communications, Inc.
4.33%, 9/21/2028	45,000	45,788
3.40%, 3/22/2041	384,000	331,392
2.99%, 10/30/2056	127,000	94,196
		1,292,150
Electric Utilities — 5.0%
American Electric Power Co., Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 3.88%, 2/15/2062 (b)	78,000	67,127
Baltimore Gas and Electric Co.
3.20%, 9/15/2049	80,000	63,887

JPMorgan Corporate Bond Research Enhanced ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
2.90%, 6/15/2050	76,000	57,841
Commonwealth Edison Co. 3.00%, 3/1/2050	76,000	60,297
Duke Energy Corp.
3.75%, 4/15/2024	223,000	225,180
2.65%, 9/1/2026	18,000	17,134
3.30%, 6/15/2041	40,000	32,266
3.75%, 9/1/2046	117,000	96,875
Duke Energy Indiana LLC
Series YYY, 3.25%, 10/1/2049	20,000	15,961
2.75%, 4/1/2050	20,000	14,799
Emera US Finance LP (Canada) 4.75%, 6/15/2046	185,000	170,913
Entergy Louisiana LLC
4.00%, 3/15/2033	227,000	224,650
2.90%, 3/15/2051	67,000	51,050
Entergy Texas, Inc. 3.55%, 9/30/2049	44,000	36,122
Evergy, Inc.
2.45%, 9/15/2024	127,000	123,523
2.90%, 9/15/2029	102,000	92,051
Exelon Corp. 4.45%, 4/15/2046	20,000	18,964
Florida Power & Light Co.
3.95%, 3/1/2048	30,000	28,398
3.15%, 10/1/2049	88,000	72,628
Fortis, Inc. (Canada) 3.06%, 10/4/2026	148,000	142,262
Pacific Gas and Electric Co.
1.70%, 11/15/2023	61,000	59,281
3.45%, 7/1/2025	94,000	90,316
4.50%, 7/1/2040	116,000	94,478
3.30%, 8/1/2040	64,000	46,926
4.95%, 7/1/2050	30,000	25,030
3.50%, 8/1/2050	102,000	71,544
PPL Electric Utilities Corp. 3.00%, 10/1/2049	20,000	15,670
Southern California Edison Co.
2.25%, 6/1/2030	10,000	8,527
Series 13-A, 3.90%, 3/15/2043	6,000	5,064
Series C, 3.60%, 2/1/2045	111,000	87,089
4.00%, 4/1/2047	98,000	83,702
3.65%, 2/1/2050	14,000	11,188
Southern Co. (The) 4.40%, 7/1/2046	72,000	66,646
Virginia Electric and Power Co.
Series A, 3.15%, 1/15/2026	17,000	16,721
Series A, 3.50%, 3/15/2027	43,000	42,667
4.60%, 12/1/2048	30,000	29,953
		2,366,730
Electronic Equipment, Instruments & Components — 0.2%
Teledyne Technologies, Inc. 2.75%, 4/1/2031	130,000	112,712
Entertainment — 1.1%
Electronic Arts, Inc. 1.85%, 2/15/2031	241,000	200,664

JPMorgan Corporate Bond Research Enhanced ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Entertainment — continued
Magallanes, Inc. 5.39%, 3/15/2062 (a)	129,000	115,570
Walt Disney Co. (The)
2.65%, 1/13/2031	60,000	54,299
3.50%, 5/13/2040	174,000	155,166
		525,699
Equity Real Estate Investment Trusts (REITs) — 2.8%
Alexandria Real Estate Equities, Inc.
2.75%, 12/15/2029	102,000	91,820
2.00%, 5/18/2032	59,000	48,082
3.00%, 5/18/2051	152,000	108,821
Boston Properties LP
4.50%, 12/1/2028	39,000	39,224
3.25%, 1/30/2031	120,000	107,468
Brixmor Operating Partnership LP 4.05%, 7/1/2030	270,000	253,728
Equinix, Inc. 3.20%, 11/18/2029	140,000	128,202
Healthpeak Properties, Inc. 2.88%, 1/15/2031	136,000	121,263
Simon Property Group LP
2.45%, 9/13/2029	78,000	68,686
3.25%, 9/13/2049	40,000	30,987
UDR, Inc. 3.00%, 8/15/2031	20,000	17,768
Ventas Realty LP 2.50%, 9/1/2031	130,000	110,571
Welltower, Inc. 3.63%, 3/15/2024	185,000	185,579
		1,312,199
Food & Staples Retailing — 0.8%
Sysco Corp.
3.30%, 7/15/2026	40,000	39,416
3.25%, 7/15/2027	40,000	38,733
Walmart, Inc.
1.50%, 9/22/2028	107,000	95,400
1.80%, 9/22/2031	195,000	169,336
4.05%, 6/29/2048	47,000	47,426
		390,311
Food Products — 0.3%
Bunge Ltd. Finance Corp. 2.75%, 5/14/2031	60,000	52,037
Conagra Brands, Inc. 4.85%, 11/1/2028	80,000	81,082
		133,119
Health Care Equipment & Supplies — 1.3%
Abbott Laboratories 4.90%, 11/30/2046	150,000	164,846
Becton Dickinson and Co.
3.70%, 6/6/2027	66,000	65,440
4.69%, 12/15/2044	73,000	70,284
4.67%, 6/6/2047	49,000	47,799
DH Europe Finance II Sarl 3.40%, 11/15/2049	62,000	51,914
Medtronic, Inc. 4.38%, 3/15/2035	200,000	208,089
		608,372

JPMorgan Corporate Bond Research Enhanced ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care Providers & Services — 5.4%
Aetna, Inc.
2.80%, 6/15/2023	278,000	278,507
3.88%, 8/15/2047	70,000	61,264
Anthem, Inc.
2.38%, 1/15/2025	92,000	90,172
4.65%, 8/15/2044	61,000	60,416
Cigna Corp.
3.25%, 4/15/2025	166,000	164,820
2.40%, 3/15/2030	30,000	26,507
4.80%, 8/15/2038	86,000	87,051
3.40%, 3/15/2051	60,000	47,945
CVS Health Corp.
2.63%, 8/15/2024	10,000	9,893
4.30%, 3/25/2028	25,000	25,312
2.70%, 8/21/2040	112,000	84,964
5.05%, 3/25/2048	66,000	67,227
HCA, Inc.
5.00%, 3/15/2024	603,000	618,435
4.13%, 6/15/2029	90,000	87,185
3.50%, 7/15/2051	119,000	88,903
UnitedHealth Group, Inc.
3.75%, 7/15/2025	86,000	87,538
3.50%, 8/15/2039	122,000	110,424
2.75%, 5/15/2040	261,000	212,913
3.25%, 5/15/2051	60,000	50,042
Universal Health Services, Inc.
2.65%, 10/15/2030 (a)	320,000	270,660
2.65%, 1/15/2032 (a)	60,000	49,248
		2,579,426
Hotels, Restaurants & Leisure — 1.2%
Expedia Group, Inc. 3.25%, 2/15/2030	70,000	61,813
McDonald's Corp.
3.70%, 1/30/2026	214,000	216,045
2.13%, 3/1/2030	85,000	74,278
3.63%, 9/1/2049	176,000	149,635
Starbucks Corp. 3.50%, 11/15/2050	102,000	82,417
		584,188
Household Durables — 0.4%
Lennar Corp. 4.75%, 11/29/2027	180,000	180,990
Industrial Conglomerates — 0.2%
3M Co. 4.00%, 9/14/2048	50,000	47,294
General Electric Co. 6.75%, 3/15/2032	22,000	25,596
		72,890
Insurance — 1.8%
Aflac, Inc. 3.60%, 4/1/2030	160,000	155,773

JPMorgan Corporate Bond Research Enhanced ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Insurance — continued
American International Group, Inc.
2.50%, 6/30/2025	120,000	115,829
3.90%, 4/1/2026	28,000	28,110
Arch Capital Group Ltd. 3.64%, 6/30/2050	170,000	141,116
Berkshire Hathaway Finance Corp.
2.30%, 3/15/2027	55,000	52,873
4.20%, 8/15/2048	146,000	141,758
4.25%, 1/15/2049	20,000	19,713
Marsh & McLennan Cos., Inc. 2.90%, 12/15/2051	200,000	148,096
Northwestern Mutual Life Insurance Co. (The) 3.85%, 9/30/2047 (a)	20,000	17,244
Progressive Corp. (The) 4.13%, 4/15/2047	60,000	56,611
		877,123
Interactive Media & Services — 0.3%
Alphabet, Inc.
2.00%, 8/15/2026	91,000	87,349
1.10%, 8/15/2030	50,000	42,020
		129,369
Internet & Direct Marketing Retail — 0.7%
Amazon.com, Inc.
1.00%, 5/12/2026	53,000	48,881
3.88%, 8/22/2037	252,000	248,027
4.05%, 8/22/2047	10,000	9,873
2.50%, 6/3/2050	60,000	44,669
		351,450
IT Services — 0.7%
Global Payments, Inc.
3.20%, 8/15/2029	146,000	131,956
2.90%, 5/15/2030	20,000	17,482
4.15%, 8/15/2049	112,000	93,484
VeriSign, Inc. 2.70%, 6/15/2031	114,000	95,185
		338,107
Life Sciences Tools & Services — 0.3%
Danaher Corp. 2.60%, 10/1/2050	101,000	73,046
Thermo Fisher Scientific, Inc.
2.80%, 10/15/2041	61,000	49,028
4.10%, 8/15/2047	23,000	22,247
		144,321
Machinery — 0.3%
Caterpillar, Inc.
3.80%, 8/15/2042	20,000	18,951
3.25%, 4/9/2050	20,000	17,078
Otis Worldwide Corp.
2.06%, 4/5/2025	40,000	38,374

JPMorgan Corporate Bond Research Enhanced ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Machinery — continued
2.57%, 2/15/2030	40,000	35,202
3.36%, 2/15/2050	20,000	15,491
		125,096
Media — 3.9%
Charter Communications Operating LLC
4.46%, 7/23/2022	38,000	38,010
4.91%, 7/23/2025	270,000	275,691
2.80%, 4/1/2031	40,000	33,436
3.50%, 3/1/2042	177,000	132,148
6.48%, 10/23/2045	21,000	21,682
5.38%, 5/1/2047	30,000	27,532
4.80%, 3/1/2050	107,000	91,988
3.70%, 4/1/2051	25,000	18,112
5.50%, 4/1/2063	50,000	44,614
Comcast Corp.
3.70%, 4/15/2024	101,000	102,669
3.95%, 10/15/2025	105,000	107,113
3.15%, 3/1/2026	88,000	87,215
4.15%, 10/15/2028	101,000	103,326
3.40%, 4/1/2030	40,000	38,744
3.90%, 3/1/2038	150,000	143,246
3.75%, 4/1/2040	50,000	45,746
4.00%, 11/1/2049	30,000	27,872
3.45%, 2/1/2050	20,000	16,816
Discovery Communications LLC
3.95%, 3/20/2028	76,000	73,289
5.00%, 9/20/2037	30,000	29,090
4.65%, 5/15/2050	91,000	76,598
4.00%, 9/15/2055	90,000	68,183
Time Warner Cable LLC
6.55%, 5/1/2037	140,000	147,944
4.50%, 9/15/2042	150,000	125,096
		1,876,160
Metals & Mining — 0.7%
Glencore Funding LLC (Australia) 4.13%, 5/30/2023 (a)	127,000	128,135
Vale Overseas Ltd. (Brazil) 6.25%, 8/10/2026	192,000	205,930
		334,065
Multiline Retail — 0.3%
Target Corp. 3.38%, 4/15/2029	150,000	146,923
Multi-Utilities — 2.8%
Ameren Corp.
2.50%, 9/15/2024	141,000	138,199
3.50%, 1/15/2031	60,000	56,133
Berkshire Hathaway Energy Co.
4.45%, 1/15/2049	31,000	29,961
2.85%, 5/15/2051	106,000	79,212

JPMorgan Corporate Bond Research Enhanced ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Multi-Utilities — continued
CenterPoint Energy, Inc. 2.65%, 6/1/2031	345,000	300,316
Consolidated Edison Co. of New York, Inc.
Series 20B, 3.95%, 4/1/2050	76,000	68,511
3.60%, 6/15/2061	50,000	40,410
Dominion Energy, Inc. 3.90%, 10/1/2025	17,000	17,143
NiSource, Inc.
2.95%, 9/1/2029	35,000	31,651
3.60%, 5/1/2030	40,000	37,471
San Diego Gas & Electric Co.
Series VVV, 1.70%, 10/1/2030	53,000	44,592
2.95%, 8/15/2051	186,000	145,523
Sempra Energy 3.25%, 6/15/2027	40,000	38,579
Southern Co. Gas Capital Corp.
2.45%, 10/1/2023	205,000	203,529
Series 20-A, 1.75%, 1/15/2031	152,000	123,213
		1,354,443
Oil, Gas & Consumable Fuels — 6.2%
BP Capital Markets America, Inc.
3.79%, 2/6/2024	70,000	71,018
3.80%, 9/21/2025	72,000	72,946
4.23%, 11/6/2028	39,000	39,828
3.00%, 2/24/2050	203,000	156,727
BP Capital Markets plc (United Kingdom) 3.28%, 9/19/2027	187,000	183,125
Cameron LNG LLC
3.30%, 1/15/2035 (a)	25,000	22,346
3.70%, 1/15/2039 (a)	5,000	4,394
Canadian Natural Resources Ltd. (Canada) 4.95%, 6/1/2047	30,000	29,881
Chevron Corp.
1.55%, 5/11/2025	107,000	102,569
2.95%, 5/16/2026	88,000	87,408
Columbia Pipeline Group, Inc. 4.50%, 6/1/2025	192,000	196,886
Diamondback Energy, Inc. 3.50%, 12/1/2029	70,000	66,156
Energy Transfer LP
4.95%, 5/15/2028	80,000	80,372
4.95%, 6/15/2028	32,000	32,452
5.40%, 10/1/2047	149,000	137,151
5.00%, 5/15/2050	144,000	129,606
Exxon Mobil Corp.
2.99%, 3/19/2025	78,000	77,890
2.61%, 10/15/2030	205,000	189,366
3.00%, 8/16/2039	185,000	158,574
4.33%, 3/19/2050	20,000	19,957
3.45%, 4/15/2051	30,000	25,964
Kinder Morgan, Inc. 4.30%, 6/1/2025	110,000	111,514
Marathon Oil Corp. 4.40%, 7/15/2027	90,000	90,394
Marathon Petroleum Corp. 4.75%, 9/15/2044	17,000	15,681
Phillips 66 4.88%, 11/15/2044	30,000	29,983

JPMorgan Corporate Bond Research Enhanced ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Pioneer Natural Resources Co. 1.90%, 8/15/2030	66,000	55,385
Sabine Pass Liquefaction LLC
5.75%, 5/15/2024	100,000	103,302
5.63%, 3/1/2025	140,000	145,457
Targa Resources Corp. 4.95%, 4/15/2052	197,000	180,379
TotalEnergies Capital International SA (France)
2.43%, 1/10/2025	88,000	86,426
2.83%, 1/10/2030	166,000	154,998
3.46%, 7/12/2049	20,000	17,189
3.13%, 5/29/2050	90,000	72,417
		2,947,741
Pharmaceuticals — 2.7%
Astrazeneca Finance LLC (United Kingdom) 0.70%, 5/28/2024	220,000	210,631
AstraZeneca plc (United Kingdom)
3.38%, 11/16/2025	60,000	60,322
4.38%, 11/16/2045	68,000	69,148
3.00%, 5/28/2051	110,000	91,449
Bristol-Myers Squibb Co.
3.40%, 7/26/2029	22,000	21,704
4.13%, 6/15/2039	70,000	68,842
4.35%, 11/15/2047	32,000	31,913
4.25%, 10/26/2049	88,000	86,569
2.55%, 11/13/2050	80,000	58,906
Pfizer, Inc. 2.70%, 5/28/2050	111,000	87,459
Royalty Pharma plc 3.30%, 9/2/2040	150,000	116,211
Shire Acquisitions Investments Ireland DAC
2.88%, 9/23/2023	62,000	61,790
3.20%, 9/23/2026	332,000	324,644
		1,289,588
Road & Rail — 2.1%
Burlington Northern Santa Fe LLC 4.15%, 4/1/2045	89,000	83,852
Canadian Pacific Railway Co. (Canada)
1.35%, 12/2/2024	92,000	87,456
1.75%, 12/2/2026	321,000	295,623
2.45%, 12/2/2031	82,000	72,242
3.00%, 12/2/2041	75,000	61,876
CSX Corp. 4.30%, 3/1/2048	45,000	42,701
Norfolk Southern Corp.
4.15%, 2/28/2048	106,000	98,296
3.16%, 5/15/2055	50,000	38,275
Union Pacific Corp.
2.89%, 4/6/2036	192,000	166,222
3.25%, 2/5/2050	34,000	28,091
		974,634
Semiconductors & Semiconductor Equipment — 4.1%
Analog Devices, Inc. 3.50%, 12/5/2026	108,000	108,683

JPMorgan Corporate Bond Research Enhanced ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Semiconductors & Semiconductor Equipment — continued
Broadcom Corp. 3.88%, 1/15/2027	141,000	138,658
Broadcom, Inc.
4.75%, 4/15/2029	68,000	67,977
3.50%, 2/15/2041 (a)	240,000	189,895
Intel Corp.
3.25%, 11/15/2049	73,000	60,020
3.20%, 8/12/2061	53,000	40,764
KLA Corp. 4.10%, 3/15/2029	437,000	439,934
NVIDIA Corp.
2.00%, 6/15/2031	135,000	116,771
3.50%, 4/1/2050	136,000	121,149
NXP BV (China)
4.30%, 6/18/2029	40,000	39,415
3.25%, 5/11/2041	190,000	146,573
QUALCOMM, Inc.
1.30%, 5/20/2028	192,000	169,318
3.25%, 5/20/2050	20,000	16,890
Xilinx, Inc.
2.95%, 6/1/2024	229,000	228,177
2.38%, 6/1/2030	51,000	45,403
		1,929,627
Software — 2.3%
Microsoft Corp.
3.30%, 2/6/2027	30,000	30,357
3.45%, 8/8/2036	42,000	40,709
4.10%, 2/6/2037	88,000	92,221
Oracle Corp.
2.50%, 4/1/2025	107,000	103,143
3.25%, 11/15/2027	71,000	66,437
2.95%, 4/1/2030	83,000	72,417
2.88%, 3/25/2031	60,000	51,055
3.60%, 4/1/2040	81,000	62,919
3.60%, 4/1/2050	186,000	134,412
3.95%, 3/25/2051	30,000	22,874
Roper Technologies, Inc. 1.75%, 2/15/2031	136,000	110,551
VMware, Inc.
1.00%, 8/15/2024	128,000	121,019
2.20%, 8/15/2031	203,000	164,876
		1,072,990
Specialty Retail — 2.1%
AutoZone, Inc. 1.65%, 1/15/2031	174,000	139,656
Home Depot, Inc. (The)
2.50%, 4/15/2027	237,000	226,717
1.50%, 9/15/2028	133,000	117,932
2.70%, 4/15/2030	78,000	72,280
3.30%, 4/15/2040	110,000	97,146
4.20%, 4/1/2043	30,000	29,251

JPMorgan Corporate Bond Research Enhanced ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Specialty Retail — continued
3.13%, 12/15/2049	63,000	51,054
3.35%, 4/15/2050	20,000	16,938
Lowe's Cos., Inc.
3.10%, 5/3/2027	40,000	38,967
2.80%, 9/15/2041	122,000	94,595
3.70%, 4/15/2046	107,000	89,485
4.05%, 5/3/2047	40,000	35,090
		1,009,111
Technology Hardware, Storage & Peripherals — 1.8%
Apple, Inc.
2.90%, 9/12/2027	89,000	87,317
1.65%, 5/11/2030	40,000	34,844
2.38%, 2/8/2041	69,000	54,582
3.85%, 5/4/2043	20,000	19,198
3.45%, 2/9/2045	107,000	96,588
4.65%, 2/23/2046	153,000	164,427
2.65%, 5/11/2050	20,000	15,588
2.65%, 2/8/2051	130,000	100,551
Dell International LLC
5.45%, 6/15/2023	60,000	61,185
6.02%, 6/15/2026	152,000	160,502
5.30%, 10/1/2029	40,000	40,628
		835,410
Tobacco — 1.3%
Altria Group, Inc.
4.80%, 2/14/2029	63,000	62,939
4.00%, 2/4/2061	55,000	39,356
BAT Capital Corp. (United Kingdom)
3.22%, 8/15/2024	119,000	118,090
4.39%, 8/15/2037	274,000	233,997
4.54%, 8/15/2047	98,000	76,724
Reynolds American, Inc. (United Kingdom) 4.45%, 6/12/2025	76,000	76,974
		608,080
Trading Companies & Distributors — 0.4%
Air Lease Corp.
2.30%, 2/1/2025	62,000	58,815
2.88%, 1/15/2026	120,000	112,933
		171,748
Water Utilities — 0.4%
American Water Capital Corp.
2.80%, 5/1/2030	63,000	57,255
3.75%, 9/1/2047	50,000	43,539
3.45%, 5/1/2050	100,000	82,979
		183,773

JPMorgan Corporate Bond Research Enhanced ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Wireless Telecommunication Services — 1.3%
T-Mobile USA, Inc.
3.50%, 4/15/2025	195,000	193,505
3.75%, 4/15/2027	117,000	115,510
3.88%, 4/15/2030	170,000	163,481
4.50%, 4/15/2050	141,000	131,146
		603,642
Total Corporate Bonds (Cost $52,364,548)		46,956,073
	SHARES
Short Term Investments — 0.4%
Investment Companies — 0.4%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.80% (c) (d) (Cost $199,647)	199,647	199,647
Total Investments — 99.3% (Cost $52,564,195)		47,155,720
Other Assets Less Liabilities — 0.7%		351,201
NET ASSETS — 100.0%		47,506,921

Percentages indicated are based on net assets.

Abbreviations
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2022.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of May 31, 2022.
Futures contracts outstanding as of May 31, 2022:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Ultra Note	2	09/21/2022	USD	256,781	(2,754)
U.S. Treasury 5 Year Note	10	09/30/2022	USD	1,129,453	3,339
					585
Short Contracts
U.S. Treasury 10 Year Note	(9)	09/21/2022	USD	(1,074,656)	7,278
					7,863

Abbreviations
USD	United States Dollar

JPMorgan Corporate Bond Research Enhanced ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
A.  Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund's investments. The Administrator implements the valuation policies of the Fund's investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAVs per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•	Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•	Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Corporate Bonds	$—	$46,956,073	$—	$46,956,073
Short-Term Investments
Investment Companies	199,647	—	—	199,647
Total Investments in Securities	$199,647	$46,956,073	$—	$47,155,720
Appreciation in Other Financial Instruments
Futures Contracts	$10,617	$—	$—	$10,617

JPMorgan Corporate Bond Research Enhanced ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Depreciation in Other Financial Instruments
Futures Contracts	$(2,754)	$—	$—	$(2,754)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$7,863	$—	$—	$7,863
B.  Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2022
Security Description	Value at February 28, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2022	Shares at May 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.80% (a) (b)	$159,865	$1,202,222	$1,162,440	$—	$—	$199,647	199,647	$179	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2022.